Organization and business overview (Tables)	12 Months Ended
Apr. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of company and subsidiaries

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
Phaos Technology Holdings (Cayman) Limited	March 7, 2024	Parent Company	Cayman Island	Investment holding
Phaos Technology Holdings (BVI) Limited	March 7, 2024	Parent Company	British Virgin Islands	Investment holding
Phaos Technology Pte. Ltd.	August 28, 2017	100%	Singapore	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.
Phaos Solutions Vietnam Co., Ltd	February 7, 2025	100%	Vietnam	Research and development and commercialization of advanced microscopy-related solutions, technologies and products.